Oak Ridge Global Resources & Infrastructure Fund
SUMMARY SECTION
Investment Objective
The Oak Ridge Global Resources & Infrastructure Fund (the "Fund") seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "YOUR ACCOUNT WITH THE FUND – Purchase of Shares" on page 17 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Oak Ridge Global Resources & Infrastructure Fund - USD ($)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	none
Redemption Fee	none		none
Wire fee	20		20
Overnight check delivery fee	25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15
[1]	There is no initial sales charge on purchases of Class A shares in an account or accounts with an accumulated value of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed in the event of certain redemptions within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oak Ridge Global Resources & Infrastructure Fund		Class A Shares	Class I Shares
Management fees		1.00%	1.00%
Distribution and service (Rule 12b-1) fees		0.25%	none
Shareholder servicing fee		0.05%	0.05%
All other expenses		2.13%	2.13%
Other expenses	[1]	2.18%	2.18%
Acquired fund fees and expenses	[1]	0.01%	0.01%
Total annual fund operating expenses		3.44%	3.19%
Fees waived and/or expenses reimbursed	[2]	(2.03%)	(2.03%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2]	1.41%	1.16%
[1]	"Other expenses" and "acquired fund fees and expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until June 30, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. Such repayments will be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed either the contractual expense limitation in place currently or at the time the waiver or payment was made.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oak Ridge Global Resources & Infrastructure Fund - USD ($)	One Year	Three Years
Class A Shares	710	1,201
Class I Shares	118	588

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund's predecessor fund, the Ridgeworth Capital Innovations Global Resources and Infrastructure Fund, was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of natural resources and infrastructure companies. For purposes of this investment policy, the Fund may invest in instruments with economic characteristics similar to natural resources companies, such as publicly traded master limited partnership interests ("MLPs"). The Fund may also invest in securities of companies that are suppliers to firms producing natural resources. With respect to investments in natural resources companies, the Fund expects to primarily focus on timber and agribusiness companies.

In selecting investments for purchase and sale, Capital Innovations, LLC ("Capital Innovations" or the "Sub-Advisor") employs an in-depth analysis which consists of researching historical performance, characteristics, and long-term fundamental outlook of infrastructure, timber, and agribusiness and other natural resources companies to construct a diversified portfolio representing exposure to these asset classes. The Fund defines infrastructure, natural resources, timber and agribusiness companies as follows:

Infrastructure Companies:

Infrastructure companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of energy; provision of utilities such as electric, water and natural gas; distribution, purification or treatment of water; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports; or provision of social assets, such as hospitals, schools, and subsidized housing. Infrastructure companies also include companies organized as real estate investment trusts ("REITs") and energy related companies organized as MLPs.

Natural Resources Companies:

Natural resources companies are companies that are primarily engaged in (i.e., have a majority of their assets committed to, or derive a majority of their revenue or profits from) the ownership, development, exploration, production, distribution or processing of natural resources. For these purposes, "natural resources" include energy sources (such as electricity, oil and gas), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar and fuel cells), precious and other metals, forest products, real estate, food and agricultural products, and other basic commodities.

Timber Companies:

Timber companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from the ownership, management or lease of forested land and harvest the timber from forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. These timber companies include forest products companies, timber MLPs, timber REITs, homebuilding companies, paper products companies, and paper packaging companies.

Agribusiness Companies:

Agribusiness companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from the business of agriculture. Companies primarily engaged in the agriculture business include those engaged in the production, processing, and distribution of agricultural products, packaged foods, and meats, as well as the business operators and suppliers of equipment and materials such as fertilizers, agricultural chemicals, agricultural construction equipment, farm machinery, and heavy trucks. Agribusiness companies also include agriculture-related companies organized as REITs and MLPs.

The Sub-Advisor has appointed a committee consisting of senior management (the "Allocation Committee") to determine the percentage of the Fund's assets to be allocated to each such asset class. On a periodic basis the Allocation Committee reviews and may adjust the specific allocation ranges based upon its judgment of economic, market and regulatory conditions. Actual allocations may vary at any time due to market movements, cash flows into or out of the Fund and other factors.

The Sub-Advisor seeks to capitalize on market inefficiencies by adhering to a systematic and disciplined investment approach. The Sub-Advisor first screens the infrastructure, timber, and agribusiness industry universes based on specific guidelines, and then applies fundamental analysis to each potential investment. After an Allocation Committee review of the best ideas, the Sub-Advisor invests in companies it believes have sustainable competitive advantages, based on the Sub-Advisor's assessment of the durability of cash flows, relative market valuation and growth potential. At any given time, the Sub-Advisor may invest in securities with growth and/or value characteristics.

The Fund may invest in securities of issuers located anywhere in the world. Under normal market conditions, the Fund will invest in at least three different countries outside the United States, and will invest at least 40% of its assets in foreign issuers. However, when the Sub-Advisor deems market conditions unfavorable to foreign companies, the Fund may invest a higher percentage in U.S. issuers, in which case the Fund will invest at least 30% of its assets in foreign issuers. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investment in foreign currencies under normal circumstances is expected to be less than 7% of the Fund’s assets.

The Fund may invest in companies of any market capitalization but the majority of the Fund's investments are generally in large and mid-cap securities. The Sub-Advisor considers large and mid-capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Index (the "Index") at the time of purchase. Because large and mid-capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of May 31, 2017, the market capitalizations of companies included in the Index were between $218 million and $815 billion. Potential investments include all types of equities, and American depositary receipts ("ADRs") and global depositary receipts ("GDRs") of global infrastructure, timber, and agribusiness companies, trading on U.S. and global exchanges and market places. In addition, the Fund may invest in domestic MLPs and REITs. MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. REITs are companies that own interests in real estate or in real estate related loans or other interests and that qualify for favorable federal income tax treatment.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-Cap and Mid-Cap Company Risk. The securities of small and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Master Limited Partnership Risk. Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in low volumes due to their small capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs. Certain MLPs could, from time to time, be held responsible for implementing remediation measures, the cost of which may not be recoverable from insurance. The Fund will select its investments in MLPs from the current small pool of issuers. Demand for investment opportunities in MLPs that operate energy-related businesses may exceed supply, which could make it difficult to operate the Fund.

MLP Tax Risk. A change in current tax law, or a change in the business of an MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entities for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share ("NAV") of the Fund's shares.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income ("qualifying income"). Certain of the Fund's investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

REIT Risk. The Fund's investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Industry Concentration Risk. The Fund's investments will be concentrated in each of the natural resources and infrastructure groups of industries. The focus of the Fund's portfolio on these specific groups of industries may present more risks than if the portfolio were broadly diversified over numerous groups of industries.

Infrastructure Industry Risk. Companies within the infrastructure industry are susceptible to adverse economic or regulatory occurrences. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure and utilities assets. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund's performance.

Natural Resources Companies Risk. The Fund's investments in natural resources companies will be subject to the risk that prices of these securities may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation. Investments in natural resources companies can be significantly affected by changes in the supply of or demand for various natural resources.

Timber Industry Risk. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental, health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products. Any factors affecting timber companies could have a significant effect on the Fund's performance.

Agribusiness Industry Risk. Economic forces, including forces affecting the agricultural commodity, energy and financial markets, as well as government policies and regulations affecting the agricultural industry and related industries, could adversely affect agribusiness companies. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, agribusiness companies must comply with a broad range of environmental laws and regulation. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on agribusiness companies and may affect the Fund's performance.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund's advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund's website, www.oakridgeinvest.com, or by calling the Fund at 855-551-5521.

The Fund will commence operations and acquire the assets and liabilities of the Ridgeworth Capital Innovations Global Resources and Infrastructure Fund (the "Predecessor Fund"), a series of Ridgeworth Funds, on June 30, 2017. As a result of the acquisition, the Fund will be the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Highest Calendar Quarter Return at NAV	11.12%	Quarter ended 12/31/2016
Lowest Calendar Quarter Return at NAV	-18.23%	Quarter ended 9/30/2015

Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Oak Ridge Global Resources & Infrastructure Fund	1 Year		Since Inception		Inception Date
Class A Shares	22.08%		3.36%		Sep. 28, 2012
Class I Shares	29.97%		5.07%		Sep. 28, 2012
Class I Shares | After Taxes on Distributions	29.39%	[1]	4.68%	[1]	Sep. 28, 2012
Class I Shares | After Taxes on Distributions and Sales	17.38%	[1]	3.89%	[1]	Sep. 28, 2012
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	7.86%		7.98%		Sep. 28, 2012
S&P Global Natural Resources Index (reflects no deduction for fees, expenses or taxes)	31.45%		(2.15%)		Sep. 28, 2012
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.